Income Taxes	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Income Taxes	Income Taxes
a) Tax rate reconciliation to the Canadian statutory income tax rate

(CAD$ in millions)	2021	2020
Tax expense (recovery) at the Canadian statutory income tax rate of 26.54% (2020 – 26.58%)	$1,203	$(302)
Tax effect of:
Resource taxes	426	106
Resource and depletion allowances	(61)	(68)
Non-deductible expenses (non-taxable income)	69	28
Tax pools not recognized (recognition of previously unrecognized tax pools)	(56)	5
Withholding taxes on foreign earnings	60	40
Difference in tax rates in foreign jurisdictions	15	1
Revisions to prior year estimates	(14)	(4)
Non-controlling interests	(15)	(2)
Other	(10)	4
Total income taxes	$1,617	$(192)

Represented by:
Current income taxes	$978	$374
Deferred income taxes	639	(566)
Total income taxes	$1,617	$(192)

b) Continuity of deferred tax assets and liabilities

(CAD$ in millions)	January 1, 2021	Through Profit (Loss)	Through OCI	December 31, 2021
Net operating loss and capital loss carryforwards	$247	$(106)	$—	$141
Property, plant and equipment	(168)	(12)	—	(180)
Decommissioning and restoration provisions	158	32	—	190
Other temporary differences	34	(19)	(5)	10
Deferred income tax assets	$271	$(105)	$(5)	$161
Net operating loss and capital loss carryforwards	$(1,038)	$503	$3	$(532)
Property, plant and equipment	7,369	176	1	7,546
Decommissioning and restoration provisions	(962)	(86)	(2)	(1,050)
Unrealized foreign exchange	(88)	1	2	(85)
Withholding taxes	95	6	(1)	100
Inventories	110	47	(1)	156
Other temporary differences	(103)	(113)	54	(162)
Deferred income tax liabilities	$5,383	$534	$56	$5,973
21.    Income Taxes (continued)

(CAD$ in millions)	January 1, 2020	Through Profit (Loss)	Through OCI	December 31, 2020
Net operating loss and capital loss carryforwards	$190	$57	$—	$247
Property, plant and equipment	(144)	(22)	(2)	(168)
Decommissioning and restoration provisions	123	35	—	158
Other temporary differences	42	(13)	5	34
Deferred income tax assets	$211	$57	$3	$271
Net operating loss and capital loss carryforwards	$(642)	$(408)	$12	$(1,038)
Property, plant and equipment	7,101	294	(26)	7,369
Decommissioning and restoration provisions	(637)	(327)	2	(962)
Unrealized foreign exchange	(116)	11	17	(88)
Withholding taxes	91	6	(2)	95
Inventories	91	19	—	110
Other temporary differences	14	(104)	(13)	(103)
Deferred income tax liabilities	$5,902	$(509)	$(10)	$5,383

c) Deferred Tax Assets and Liabilities Not Recognized

We have not recognized $293 million (2020 – $296 million) of deferred tax assets associated with unused tax credits and tax pools in entities and jurisdictions that do not have established sources of taxable income. The majority of these unused tax credits and tax pools do not expire.

Deferred tax liabilities of approximately $803 million (2020 – $731 million) have not been recognized on the unremitted foreign earnings associated with investments in subsidiaries and interests in joint arrangements where we control the timing of the reversal of the temporary differences and it is probable that such differences will not reverse in the foreseeable future.

d) Loss Carryforwards

At December 31, 2021, we had $1.16 billion (2020 – $3.81 billion) of Canadian net operating loss carryforwards, which expire at various dates between 2029 and 2041, and $972 million (2020 – $847 million) of Chilean net operating losses with an indefinite carryforward period. The deferred tax benefit of these pools has been recognized.

e) Scope of Antamina’s Peruvian Tax Stability Agreement

In prior years, the Peruvian tax authority, La Superintendencia Nacional de Aduanas y de Administración Tributaria (SUNAT) issued income tax assessments for the 2013 and 2014 taxation years to Antamina (our joint operation in which we own a 22.5% share), denying accelerated depreciation claimed by Antamina in respect of a mill expansion and other assets, on the basis that the expansion was not covered by Antamina’s tax stability agreement. Antamina objected to the assessments, but lost its appeal with SUNAT. In 2021, SUNAT issued their assessment on this matter for the 2015 taxation year on the same basis as for the previous two taxation years. The issue also affects the 2016 and 2017 taxation years and we expect that it will be raised by SUNAT in respect of those years as well.

Antamina is pursuing the issue in the Peruvian courts. However, based on opinions of counsel, we have provided for the tax on this issue for all years possibly affected. The denial of accelerated depreciation claimed is a timing issue in our tax provision.
The income tax assessments also assessed interest and penalties and we have not provided for our share of these amounts for any years as at December 31, 2021. Based on opinions of counsel, we expect interest and penalties in relation to this matter will, more likely than not, be reversed for all taxation years in question.